Debt (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Schedule of Outstanding Debt Instrument

The table below presents outstanding debt instruments as of August 31, and May 31, 2020:

	AUGUST 31, 2020	MAY 31, 2020
10% Fixed Convertible Promissory Note	$-	$152,500
Discount 10% Convertible Promissory Note	-	(25,180)
June 18, 2020 self-amortization promissory note	555,000	-
Discount June 18, 2020 self-amortization promissory note	(119,190)	-
August 7, 2020 self-amortization promissory note	333,333	-
Discount August 7, 2020 self-amortization promissory note	(65,262)	-
Related Party Note	-	64,728
Convertible Note Payable	900,000	1,000,000

Total	$1,603,881	$1,192,048

The table below presents outstanding debt instruments as of May 31:

	2020	2019
Sponsor loan	$-	$93,761
10% Fixed Convertible Promissory Note	152,500	-
Less Discount	(25,180)	-
Related Party Note	64,728	-
Convertible Note Payable	1,000,000	1,000,000

Total	$1,192,048	$1,093,761

Schedule of Prepayment of Debt Note

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

Schedule of Amortization Payments
June 18, 2020 Self-Amortization Note [Member]
Schedule of Amortization Payments

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
10/16/2020	$66,125.00
11/16/2020	$66,125.00
12/16/2020	$66,125.00
01/18/2021	$66,125.00
02/18/2021	$66,125.00
03/18/2021	$66,125.00
04/16/2021	$66,125.00
05/18/2021	$66,125.00
06/18/2021	$65,921.26
Total:	$594,921.26

August 7, 2020 Self-Amortization Note [Member]
Schedule of Amortization Payments

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	$40,075.75
02/08/2021	$40,075.75
03/08/2021	$40,075.75
04/07/2021	$40,075.75
05/07/2021	$40,075.75
06/07/2021	$40,075.75
07/07/2021	$40,075.75
08/07/2021	$39,952.34
Total:	$360,558.34